Note 11 - Discontinued Operations (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jul. 01, 2011
Long Lived Assets Held-for-sale, Proceeds from Sale			$ 975,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			140,000
Accounts receivable, in escrow	$ 36,957	$ 47,264